DEFERRED VARIABLE PAYMENT OBLIGATION (Details Narrative) - USD ($)										3 Months Ended		12 Months Ended
	Mar. 01, 2021	Aug. 27, 2020	Jul. 01, 2020	Apr. 22, 2020	Feb. 29, 2020	Dec. 30, 2019	Nov. 18, 2019	May 09, 2019	Feb. 01, 2019	May 31, 2025	May 31, 2021	Feb. 28, 2025		Feb. 29, 2024	May 31, 2020
Maximum amount of debt										$ 31,538,346		$ 32,801,346
Accrued payment										2,202,545		1,901,258		$ 904,377
Default on payments										1,096,700		904,377		542,176
Aggregate investment	$ 1,925,000
Total payment obligation										2,525,000		2,525,000	[1]	2,525,000
Payment receive										$ 0		$ 0		0
Investor [Member]
Maximum amount of debt			$ 800,000	$ 100,000	$ 900,000	$ 100,000			$ 900,000
Percentage of exchange rate		14.25%	2.75%	1.00%		1.00%	2.25%		9.00%
Debt instrument, date of first required payment					Feb. 29, 2020
Description of variable payments terms			If the Payments would deplete RAD’s available cash by more than 20%, the payment may be deferred. The investor had agreed to pay $100,000 per month over an 8 month period with the first payment due July 2020 and the final payment no later than February 28, 2021. As at August 31, 2020 the investor had fully funded the $800,000 commitment							These variable payments (Payments) are to be made 30 days after the end of each fiscal quarter. If the Payments would deplete RAD’s available cash by more than 30%, the Payments may be deferred for up to 12 months after the quarterly report at an interest rate of 6% per annum on the unpaid amount.		These variable payments (Payments) are to be made 30 days after the end of each fiscal quarter. If the Payments would deplete RAD’s available cash by more than 30%, the Payments may be deferred for up to 12 months after the quarterly report at an interest rate of 6% per annum on the unpaid amount.
Description of disposition price		The FMV cannot exceed 43.77% of the share disposition price defined as the total price the third party paid for the shares plus the total value of all future Payments. As of March 1, 2021 as a result of the amendment with the first investor noted below. This aggregate asset disposition % was reduced from 43.77 % to 33.77%								the FMV of all future Payments in one lump payment. The FMV cannot exceed 30% of the share disposition price defined as the total price the third party paid for the shares plus the total value of all future Payments.
Maximum amount of debt		$ 1,925,000		$ 100,000	$ 109,000		$ 225,000
Advance amount															$ 116,000
Percentage of exchange rate		10.00%
Total payment obligation										$ 2,525,000		$ 2,525,000
Investor received advanced					50,000
Investor [Member] | Series F Preferred Stock [Member]
Shares issued	40
Warrants issued	367
Warrants term	5 years
Exercise price	$ 1.00
Warrants exercised											38
Fair value of warrants											$ 33,015,214
Investor [Member] | Maximum [Member]
Percentage of exchange rate	14.25%
Percentage of total asset disposition price	31.00%
Investor [Member] | Minimum [Member]
Percentage of exchange rate	9.65%
Percentage of total asset disposition price	21.00%
Investor [Member] | Agreement One [Member]
Maximum amount of debt		$ 900,000							$ 900,000
Investor [Member] | Agreement Two [Member]
Maximum amount of debt		225,000					$ 225,000
Investor [Member] | Agreement Three [Member]
Maximum amount of debt		$ 800,000	$ 800,000
Investor One [Member]
Maximum amount of debt					400,000			$ 400,000
Percentage of exchange rate							2.25%	4.00%
Maximum amount of debt							$ 225,000
Advance amount															$ 116,000
Investor Two [Member]
Maximum amount of debt					50,000			$ 50,000
Percentage of exchange rate						1.00%		1.11%
Maximum amount of debt						$ 100,000
Advance amount					$ 50,000
Investors [Member]
Maximum amount of debt									$ 900,000
Percentage of exchange rate									9.00%
Debt instrument, date of first required payment					Feb. 29, 2020
Maximum amount of debt					$ 900,000
Investor Eight [Member]
Total payment obligation												$ 2,525,000		$ 2,525,000

[1]	Derived from audited information